Partners' Capital (Tables)	6 Months Ended
Jun. 30, 2016
Partners' Capital [Abstract]
Partnership Units

	As of June 30, 2016	As of December 31, 2015
Common units	120,409,456	120,409,456
General partner units	2,439,989	2,439,989
Preferred units	12,983,333	12,983,333
Total partnership units	135,832,778	135,832,778

Distribution to unitholders

	April 26, 2016	January 20, 2016	April 23, 2015	January 23, 2015
Common unit-holders
Distributions per common unit declared	0.0750	0.2385	0.2345	0.2325
Common units entitled to distribution	120,409,456	120,409,456	119,559,456	104,079,960
General partner and IDR distributions	$183	$582	$572	$494
Preferred unit-holders
Distributions per preferred unit declared	0.21375	0.21975	0.21575	0.21375
Preferred units entitled to distribution	12,983,333	12,983,333	12,983,333	14,223,737